DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues		$ 923,251	$ 2,052,817	$ 3,007,866	$ 6,145,465	$ 7,836,579	$ 10,029,579
TPT Speed Connect [Member]
Total revenues		843,451	1,357,611	2,760,055	4,403,345	5,429,010	7,579,003
Blue Collar [Member]
Total revenues		79,063	692,486	243,592	1,386,970	1,522,490	1,545,721
TPT MedTech [Member]
Total revenues		0	0	0	89,755	89,755	155,919
Other [Member]
Total revenues		737	2,720	4,219	183,395	186,741	179,757
Total Services Revenues [Member]
Total revenues		923,251	2,052,817	3,007,866	6,063,465	7,754,579	9,460,400
Air Fitness Product Revenue
Total revenues		0	0	0	82,000	82,000	218,013
K Telecom Product Revenue [Member]
Total revenues						0	2,490
Total Product Revenues [Member]
Total revenues		0	0	0	82,000	82,000	569,179
IST [Member]
Total revenues	$ 526,583			1,090,047		526,583	0
TPT MedTech Product Revenue [Member]
Total revenues						0	348,676
Total [Member]
Total revenues		$ 923,251	$ 2,052,817	$ 3,007,866	$ 6,145,465	$ 7,836,579	$ 10,029,579